Award Timing Disclosure	12 Months Ended
	Sep. 30, 2025	Nov. 26, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and requires our annual equity compensation awards and any “off-cycle” awards approved by our CEO to be made on certain fixed dates. We do not time the grant of equity-based awards to take advantage of the release of material non-public information. The policy also prohibits manipulating the timing of the public release of information to increase the value of an award. Under the policy, the exercise price of any stock option or SARs award will be the closing price of BD stock on the grant date. It is BD’s policy for the annual grant date of equity-based compensation awards, including SARs awards, be made on November 26 of each year.
During fiscal year 2025, the Compensation Committee granted SARs to our NEOs during the period beginning four business days before and ending one business day after the filing of a BD periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any BD Form 8-K that disclosed material non-public information. As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the SARs granted to our NEOs on November 26, 2024, the business day before BD filed its Form 10-K for the fiscal year ended September 30, 2024.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award	Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Ending Immediately
Prior to the Disclosure
of Material Non Public
Information and the
Trading Day Beginning
Immediately Following
the Disclosure of
Material Non-public
					Information
Thomas E. Polen	11/26/2024	60,891	$224.25	$3,311,861	(1.05)%
Christopher J. DelOrefice	11/26/2024	19,138	$224.25	$1,040,916	(1.05)%
Richard E. Byrd	11/26/2024	8,699	$224.25	$473,139	(1.05)%
Michael C. Feld	11/26/2024	10,004	$224.25	$544,118	(1.05)%
Michael D. Garrison	11/26/2024	10,004	$224.25	$544,118	(1.05)%

Award Timing Method	The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and requires our annual equity compensation awards and any “off-cycle” awards approved by our CEO to be made on certain fixed dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time the grant of equity-based awards to take advantage of the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award	Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Ending Immediately
Prior to the Disclosure
of Material Non Public
Information and the
Trading Day Beginning
Immediately Following
the Disclosure of
Material Non-public
					Information
Thomas E. Polen	11/26/2024	60,891	$224.25	$3,311,861	(1.05)%
Christopher J. DelOrefice	11/26/2024	19,138	$224.25	$1,040,916	(1.05)%
Richard E. Byrd	11/26/2024	8,699	$224.25	$473,139	(1.05)%
Michael C. Feld	11/26/2024	10,004	$224.25	$544,118	(1.05)%
Michael D. Garrison	11/26/2024	10,004	$224.25	$544,118	(1.05)%

Polen [Member]
Awards Close in Time to MNPI Disclosures
Name		Thomas E. Polen
Underlying Securities | shares		60,891
Exercise Price | $ / shares		$ 224.25
Fair Value as of Grant Date | $		$ 3,311,861
Underlying Security Market Price Change		(0.0105)
DelOrefice [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher J. DelOrefice
Underlying Securities | shares		19,138
Exercise Price | $ / shares		$ 224.25
Fair Value as of Grant Date | $		$ 1,040,916
Underlying Security Market Price Change		(0.0105)
Byrd [Member]
Awards Close in Time to MNPI Disclosures
Name		Richard E. Byrd
Underlying Securities | shares		8,699
Exercise Price | $ / shares		$ 224.25
Fair Value as of Grant Date | $		$ 473,139
Underlying Security Market Price Change		(0.0105)
Feld [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael C. Feld
Underlying Securities | shares		10,004
Exercise Price | $ / shares		$ 224.25
Fair Value as of Grant Date | $		$ 544,118
Underlying Security Market Price Change		(0.0105)
Garrison [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael D. Garrison
Underlying Securities | shares		10,004
Exercise Price | $ / shares		$ 224.25
Fair Value as of Grant Date | $		$ 544,118
Underlying Security Market Price Change		(0.0105)